Financial Instruments and Risk Management (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2021 USD ($)
Financial Instruments And Risk Management
Average foreign exchange rate	10
Net foreign exchange loss	$ 30,435	$ 201,206
Maximum credit exposure	$ 5,263,886	$ 1,736,795	$ 976,023